Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 14.8	$ 32.6	$ 8.9
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.6	31.5	8.7
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.9	12.1	6.3
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.8	7.4	2.7
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.2	1.8	4.2
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.5	6.9	3.3
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.0	9.3	3.3
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(23.1)	(23.5)	(11.3)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	19.2	34.5	11.1
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	16.9	$ 42.9	$ 27.3
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	27.8
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	23.3
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.1
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.0
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.4
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.9
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.0
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(23.6)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	30.5
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	36.5
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	40.4
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	36.0
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	16.4
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	19.7
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.3
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.5
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.3
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	46.6
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	48.1
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.0
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.8
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.9
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.2
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.7
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.0
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.0
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.5
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 15.5